Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2022 USD ($) Vessel	Dec. 21, 2022 Vessel
Commitments and Contingencies [Abstract]
Term of time charter agreements	6 months
Purchase obligation	$ 23,562
Number of vessels to be acquired | Vessel	2	2
Future minimum contractual charter revenue	$ 4,121
Minimum [Member]
Commitments and Contingencies [Abstract]
Renewal term of time charter agreements	2 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Renewal term of time charter agreements	4 months